Trade Accounts Payable, Other Current Liabilities and Non-Current Liabilities - Changes in Consolidated Other Current and Non-current Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Balance at beginning of period	$ 1,780	$ 1,656
Additions or increase in estimates	613	395
Releases or decrease in estimates	(410)	(318)
Business combinations	14	0
Accretion expense	49	53
Foreign currency translation	(42)	(6)
Balance at end of period	2,004	1,780
Current provisions	558	399
Other non-current liabilities	1,446	1,381
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	688
Additions or increase in estimates	282
Releases or decrease in estimates	(186)
Business combinations	4
Accretion expense	43
Foreign currency translation	(41)
Balance at end of period	790	688
Current provisions	136
Other non-current liabilities	654
Environmental liabilities [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	228
Additions or increase in estimates	7
Releases or decrease in estimates	(15)
Business combinations	0
Accretion expense	0
Foreign currency translation	17
Balance at end of period	237	228
Current provisions	27
Other non-current liabilities	210
Legal proceedings provision [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	101
Additions or increase in estimates	46
Releases or decrease in estimates	(21)
Business combinations	0
Accretion expense	0
Foreign currency translation	(9)
Balance at end of period	117	101
Current provisions	4
Other non-current liabilities	113
Valuation derivative instruments [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	100
Additions or increase in estimates	63
Releases or decrease in estimates	(56)
Business combinations	0
Accretion expense	0
Foreign currency translation	(2)
Balance at end of period	105	100
Current provisions	61
Other non-current liabilities	44
Other liabilities and provisions [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	663
Additions or increase in estimates	215
Releases or decrease in estimates	(132)
Business combinations	10
Accretion expense	6
Foreign currency translation	(7)
Balance at end of period	755	$ 663
Current provisions	330
Other non-current liabilities	$ 425